SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

Regulation A+ Common Stock Offering

In November 2024, the Company commenced a Regulation A+ offering of its Class B common stock priced at $44.40 per share. The total amount that can be raised through this offering is $15 million and remains ongoing. Subsequent to the balance sheet date and through the date of this filing, the Company raised an additional $3.0 million through this offering. On July 26, 2025 the Company closed its Regulation A+ Common Stock Offering to new investment.

Regulation D Class B Common Stock Offering

In November 2024, the Company commenced a Regulation D Rule 506(c) offering of its Class B common stock priced at $31.50 per share. The total amount that can be raised through this offering is $20 million. This offering remains ongoing and is limited to accredited investors. Subsequent to the balance sheet date and through the date of this filing, the Company raised an additional $0.8 million through this offering. On July 26, 2025 the Company closed its Regulation D Common Stock Offering to new investment.

Reverse Stock Split

On August 5, 2025, the Company effected a 1-for-3 reverse stock split of its issued and outstanding Class A common stock, Class B common stock, and each series of Series B-1 preferred stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, every three shares of each class or series issued and outstanding immediately prior to the effective time were automatically reclassified into one share of the same class or series. No fractional shares were issued as a result of the Reverse Stock Split; instead, any fractional shares resulting from the split were rounded up to the nearest whole share. The par value of the Company’s capital stock and the total number of authorized shares were not affected by the Reverse Stock Split. Accordingly, all share and per-share amounts for all periods presented in the accompanying condensed consolidated financial statements and related notes have been retroactively restated to reflect the reverse stock split.

Conversion of Series B-1 Preferred Stock

In July 2025, the holders of Series B-1 Preferred Stock voted to amend the automatic conversion provisions of its Series B-1 preferred stock. Each share of Series B-1 preferred stock will automatically convert into Class B common stock upon the earlier of (i) a Qualified Public Company Event, as defined in our current certificate of incorporation, or (ii) such other event or date approved by the holders of a majority of the then outstanding Series B-1 preferred stock. The certificate of amendment effecting such change was filed on August 5, 2025.

As the Company’s registration statement was declared effective by the U.S. Securities and Exchange Commission on September 30, 2025, this event constituted a Qualified Public Company Event, resulting in the automatic conversion of all outstanding shares of Preferred Stock into shares of Class B Common Stock as of that date.

Conversion of Class A to Class B

In September and October 2025, certain holders of the Company’s Class A common stock voluntarily converted an aggregate of 1,128,882 shares of Class A common stock into an equal number of shares of Class B common stock, pursuant to the terms of the Company’s certificate of incorporation. None of these conversions involved holders representing greater than 5% of the Company’s outstanding shares or otherwise resulted in any change of control.

Restricted Stock Units

In connection with the Company's Nasdaq listing on October 16, 2025, the Company became obligated to grant 143,987 restricted stock units (RSUs) to directors whose service commenced upon the listing. As of October 22, 2025, these RSUs have not yet been formally granted.

Once granted, 29,373 of the units are scheduled to vest immediately, and the remaining 114,614 units are scheduled to vest in four equal 25% annual installments, subject to continued service.

Warrants

During the year ended December 31, 2024, the Company issued warrants to service providers for 533,333 shares of Class B common stock. As stipulated in the agreement, the exercise price was to be determined based on a 5-day measurement period following the Company's listing on a national exchange. The Company listed on October 16, 2025, and accordingly, on October 22, 2025, the exercise price for these warrants was set at $5.28 per share.

Equity Line of Credit Agreement with New Circle Principal Investments LLC

On October 13, 2025, the Company entered into a Share Purchase Agreement and Registration Rights Agreement with New Circle Principal Investments LLC (“New Circle”). The agreements provide the Company with the right, but not the obligation, to sell to New Circle up to $75 million of its Class B common stock, par value $0.0001 per share, over the commitment period.

Sales of shares, if any, will be made at the Company’s discretion, subject to customary limitations, including a 4.99% ownership cap (which may be increased to 9.99% with 61 days’ notice), a 19.99% exchange cap unless stockholder approval is obtained, and the effectiveness of a registration statement covering the resale of such shares. The purchase price per share will be based on the volume-weighted average price (VWAP) of the Company’s Class B common stock during a specified pricing period, less a contractual discount.

Other

The Company has evaluated subsequent events that have occurred through the date of this filing and determined that there were no subsequent events or transactions that required recognition or disclosure in the financial statements other than as disclosed.

NOTE 13 – SUBSEQUENT EVENTS

Regulation A+ Common Stock Offering

In November 2024, the Company commenced a Regulation A+ offering of its Class B common stock priced at $44.40 per share. The total amount that can be raised through this offering is $15 million and remains ongoing. Subsequent to the balance sheet date and through the date of this filing, the Company raised an additional $100 thousand through this offering.

Regulation D Class B Common Stock Offering

In November 2024, the Company commenced a Regulation D Rule 506(c) offering of its Class B common stock priced at $31.50 per share. The total amount that can be raised through this offering is $20 million. This offering remains ongoing and is limited to accredited investors. Subsequent to the balance sheet date and through the date of this filing, the Company raised an additional $348 thousand through this offering.

Extension of Post-Termination Exercise Period

In January 2025, the Company extended the post-termination exercise period of 180,758 stock options that were granted to a former employee by 12 months.

Reverse Stock Split

On August 5, 2025, the Company effected a 1-for-3 reverse stock split of its issued and outstanding Class A common stock, Class B common stock, and each series of Series B-1 preferred stock (the “Reverse Stock Split”). As a result of the Reverse Stock Split, every three shares of each class or series issued and outstanding immediately prior to the effective time were automatically reclassified into one share of the same class or series. No fractional shares were issued as a result of the Reverse Stock Split; instead, any fractional shares resulting from the split were rounded up to the nearest whole share. The par value of the Company’s capital stock and the total number of authorized shares were not affected by the Reverse Stock Split. Accordingly, all share and per-share amounts for all periods presented in the accompanying consolidated financial statements and related notes have been retroactively restated to reflect the reverse stock split.

Other

The Company has evaluated subsequent events that have occurred through the date of this filing and determined that there were no subsequent events or transactions that required recognition or disclosure in the financial statements.